MAINSTAY VP FUNDS TRUST

(the “Portfolios”)

Supplement dated October 7, 2014 to the Prospectuses

dated May 1, 2014, as supplemented

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the applicable Prospectus.

Effective October 6, 2014, the first sentence of the fifth paragraph of the sub-section entitled “Who Runs the Portfolios’ Day-to-Day Business?” under the section entitled “The Fund and its Management” is hereby deleted and replaced with the following:

The Manager also pays the Portfolios' Chief Compliance Officer’s compensation (a portion of which is reimbursed by the Portfolios), the salaries and expenses of all personnel affiliated with the Portfolios, except for the independent members of the Board, and all operational expenses that are not the responsibility of the Portfolios, including the fees paid to the Subadvisors.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

MAINSTAY VP FUNDS TRUST

(the “Portfolios”)

Supplement dated October 7, 2014

to the Statement of Additional Information (“SAI”) dated May 1, 2014, as supplemented

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Statement of Additional Information.

Effective October 6, 2014, the Board of Trustees has appointed Kevin M. Bopp, currently Assistant Secretary of the Portfolios, as the Chief Compliance Officer of the Portfolios, replacing J. Kevin Gao, the interim Chief Compliance Officer. Accordingly, the SAI is revised as follows:

(1)	Mr. Bopp is hereby added as a member of the Valuation Committee and Valuation Subcommittee; and

(2)	The information in the “Officers (Who Are Not Board Members)” table under the section entitled “Board Members and Officers” is revised as follows:

a.	Remove “Interim Chief Compliance Officer” from Mr. Gao’s list of positions held.

b.	Add the following information to the table:

NAME AND DATE OF BIRTH	POSITION(S) HELD AND LENGTH OF SERVICE	PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS
Kevin M. Bopp 2/24/1969	Vice President and Chief Compliance Officer (since 2014)	Director and Associate General Counsel (2011 to present) and Vice President and Assistant General Counsel (2010 to 2011), New York Life Investment Management LLC; Assistant Secretary, MainStay Funds Trust and The MainStay Funds (2010 to 2014), Private Advisors Alternative Strategies Fund, Private Advisors Alternative Strategies Master Fund and MainStay DefinedTerm Municipal Opportunities Fund (2011 to 2014); Associate, Dechert LLP (2006 to 2010)

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.